35 Financial Instruments (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value		R$ 11,853,814	R$ 10,696,367
Total financial assets, fair value		12,029,028
Total financial liabilities, book value		18,139,625	15,065,586
Total financial liabilities, fair value		17,879,609
Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			10,920,875
Total financial liabilities, fair value			15,026,969
Financial Liabilities at Amortised Cost [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value		17,796,219	14,812,410
Total financial liabilities, fair value		17,536,203
Financial Liabilities at Amortised Cost [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, fair value			14,773,793
Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value		343,406	253,176
Total financial liabilities, fair value		343,406
Financial liabilities at fair value through profit or loss, category [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, fair value			253,176
Sectorial financial liabilities [member] | Financial Liabilities at Amortised Cost [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[1]	188,709	102,284
Total financial liabilities, fair value	[1]	188,709
Sectorial financial liabilities [member] | Financial Liabilities at Amortised Cost [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, fair value			102,284
Ordinary Financing of Taxes With The Federal Tax Authorities [member] | Financial Liabilities at Amortised Cost [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value			18,063
Total financial liabilities, fair value
Ordinary Financing of Taxes With The Federal Tax Authorities [member] | Financial Liabilities at Amortised Cost [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, fair value			18,001
Special Tax Regularization Program - Pert [member] | Financial Liabilities at Amortised Cost [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[2]	459,303	497,207
Total financial liabilities, fair value	[2]	377,375
Special Tax Regularization Program - Pert [member] | Financial Liabilities at Amortised Cost [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, fair value			439,519
PIS and Cofins to be refunded to consumers [member] | Financial Liabilities at Amortised Cost [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value		3,927,823
Total financial liabilities, fair value		3,927,823
PIS and Cofins to be refunded to consumers [member] | Financial Liabilities at Amortised Cost [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, fair value
Accounts payable to suppliers [member] | Financial Liabilities at Amortised Cost [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value		2,436,452	1,873,193
Total financial liabilities, fair value		2,436,452
Accounts payable to suppliers [member] | Financial Liabilities at Amortised Cost [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, fair value			1,873,193
Loans and Financing [member] | Financial Liabilities at Amortised Cost [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[2]	3,214,249	3,168,710
Total financial liabilities, fair value	[2]	2,956,696
Loans and Financing [member] | Financial Liabilities at Amortised Cost [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, fair value			3,110,104
Debentures [member] | Financial Liabilities at Amortised Cost [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[3]	6,837,819	8,540,366
Total financial liabilities, fair value	[3]	6,837,819
Debentures [member] | Financial Liabilities at Amortised Cost [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, fair value			8,540,366
Accounts payable related to concession [member] | Financial Liabilities at Amortised Cost [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[4]	731,864	811,329
Total financial liabilities, fair value	[4]	811,329
Accounts payable related to concession [member] | Financial Liabilities at Amortised Cost [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, fair value			690,326
Derivatives fair value - forward contracts [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[5]		1,203
Total financial liabilities, fair value	[5]
Derivatives fair value - forward contracts [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, fair value			1,203
Fair value in the purchase and sale of power [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, book value	[5]	343,406	251,973
Total financial liabilities, fair value	[5]	343,406
Fair value in the purchase and sale of power [member] | Level 3 of fair value hierarchy [member] | Financial liabilities at fair value through profit or loss, category [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial liabilities, fair value	[5]		251,973
Fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value		5,489,658	4,942,562
Total financial assets, fair value		5,489,658
Fair value through profit or loss [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			4,942,562
Fair value through profit or loss [member] | Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[1]	3,222,768	2,941,727
Total financial assets, fair value		3,222,768
Fair value through profit or loss [member] | Cash and cash equivalents [member] | Level 1 of fair value hierarchy [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			2,941,727
Fair value through profit or loss [member] | Bonds and securities [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[6]	751	2,429
Total financial assets, fair value	[6]	751
Fair value through profit or loss [member] | Bonds and securities [member] | Level 1 of fair value hierarchy [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			2,429
Fair value through profit or loss [member] | Bonds and securities [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[6]	299,779	279,652
Total financial assets, fair value	[6]	299,779
Fair value through profit or loss [member] | Bonds and securities [member] | Level 2 of fair value hierarchy [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			279,652
Fair value through profit or loss [member] | Accounts receivable related to the distribution concession [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[7]	1,149,934	1,161,203
Total financial assets, fair value	[7]	1,149,934
Fair value through profit or loss [member] | Accounts receivable related to the distribution concession [member] | Level 3 of fair value hierarchy [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			1,161,203
Fair value through profit or loss [member] | Accounts receivable related to the generation concession [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[8]	81,202	69,182
Total financial assets, fair value	[8]	81,202
Fair value through profit or loss [member] | Accounts receivable related to the generation concession [member] | Level 3 of fair value hierarchy [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			69,182
Fair value through profit or loss [member] | Derivatives fair value - forward contracts [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[5]	23,308
Total financial assets, fair value	[5]	23,308
Fair value through profit or loss [member] | Derivatives fair value - forward contracts [member] | Level 3 of fair value hierarchy [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			1,203
Fair value through profit or loss [member] | Fair value in the purchase and sale of power in the active market [member] | Level 3 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[5]	689,531	460,635
Total financial assets, fair value	[5]	689,531
Fair value through profit or loss [member] | Fair value in the purchase and sale of power in the active market [member] | Level 3 of fair value hierarchy [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			460,635
Fair value through profit or loss [member] | Other temporary investments [member] | Level 1 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[9]	14,910	15,566
Total financial assets, fair value	[9]	14,910
Fair value through profit or loss [member] | Other temporary investments [member] | Level 1 of fair value hierarchy [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			15,566
Fair value through profit or loss [member] | Other Temporary Investments [member] | Level 2 of fair value hierarchy [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[9]	7,475	12,168
Total financial assets, fair value	[9]	7,475
Fair value through profit or loss [member] | Other Temporary Investments [member] | Level 2 of fair value hierarchy [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			12,168
Financial Assets at Amortised Cost [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value		6,364,156	5,753,805
Total financial assets, fair value		6,539,370
Financial Assets at Amortised Cost [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			5,978,313
Financial Assets at Amortised Cost [member] | Collaterals And Escrow Accounts [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[1]	197	147
Total financial assets, fair value	[1]	197
Financial Assets at Amortised Cost [member] | Collaterals And Escrow Accounts [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			147
Financial Assets at Amortised Cost [member] | Collaterals And Escrow Accounts [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value		133,521	98,433	[2]
Total financial assets, fair value		113,477
Financial Assets at Amortised Cost [member] | Collaterals And Escrow Accounts [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			94,671
Financial Assets at Amortised Cost [member] | Trade accounts receivable [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[1]	3,819,680	3,182,567
Total financial assets, fair value	[1]	3,819,680
Financial Assets at Amortised Cost [member] | Trade accounts receivable [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			3,182,567
Financial Assets at Amortised Cost [member] | CRC transferred to the parana state government [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[10]	1,392,624	1,350,685
Total financial assets, fair value	[10]	1,496,016
Financial Assets at Amortised Cost [member] | CRC transferred to the parana state government [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			1,488,456
Financial Assets at Amortised Cost [member] | Sectorial financial assets [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[1]	346,930	473,989
Total financial assets, fair value	[1]	346,930
Financial Assets at Amortised Cost [member] | Sectorial financial assets [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			473,989
Financial Assets at Amortised Cost [member] | Accounts receivable - concessions - bonus from the grant [member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, book value	[11]	671,204	647,984
Total financial assets, fair value	[11]	R$ 763,070
Financial Assets at Amortised Cost [member] | Accounts receivable - concessions - bonus from the grant [member] | Restated [Member]
Disclosure of detailed information about financial instruments [line items]
Total financial assets, fair value			R$ 738,483

[1]	Equivalent to their respective carrying values due to their nature and terms of realization.
[2]	The cost of the last borrowing taken out by the Company is used as a basic assumption IPCA + Spread de 4.8165%, for discount of the expected payment flows.
[3]	Calculated from the Unit Price quotation (PU) for December 31, 2020, obtained from the Brazilian Association of Financial and Capital Markets (ANBIMA), net of unamortized financial cost.
[4]	Actual net discount rate of 8.64% p.a., in line with the Company's estimated rate for long-term projects.
[5]	The fair values of assets and liabilities are equivalent to their carrying amounts according to Note 4.15 of these Financial Statements.
[6]	Fair value is calculated based on information made available by the financial agents and the market values of the bonds issued by the Brazilian government
[7]	The criteria are disclosed in Note 4.4 to the financial statements.
[8]	The fair values of generation assets approximate their carrying amounts, according to Note 4.4 of these Financial Statements.
[9]	Investments in other companies, stated at fair value, which is calculated according to the price quotations published in an active market, for assets classified as level 1 and determined in view of the comparative assessment model for assets classified as level 2.
[10]	The Company based its calculation on the comparison with a long-term and post-fixed National Treasury Bond (NTN-B) maturing on August 15, 2026, which yields approximately 3.09% p.a. plus the IPCA inflation index.
[11]	Receivables related to the concession agreement for providing electricity generation services under quota arrangements, having their fair value calculated by expected cash inflows, discounted at the rate established by ANEEL auction notice 12/2015 (9.04%).